LEASES (Tables)	12 Months Ended
Dec. 31, 2025
LEASES
Schedule of components of lease cost

	For the years ended December 31,
	2023	2024	2025
	US$	US$	US$
Operating lease cost (1)	4,844	1,755	1,351
Sublease income	(1,343)	(109)	(36)
Total lease cost	3,501	1,646	1,315
(1)	Operating lease cost includes short-term lease costs, which was not material in the years presented.

Schedule of components of leases that are recognized on the Balance Sheets

	As of December 31,
	2024		2025
	US$		US$
Cash paid for amounts included in the measurement of lease liabilities:
Operating cash flows from operating leases	1,905		1,121
Non-cash right-of-use assets in exchange for new lease liabilities:
Operating leases	2,355		296
Weighted average remaining lease term:
Operating leases	2.96	years	2.44	years
Weighted average discount rate:
Operating leases	4.77%		5.13%

Schedule of maturities of lease liabilities under operating leases, after adoption of ASU 2016-02

The following is a maturity analysis of the annual undiscounted cash flows for the year ended December 31, 2025:

Year ending December 31,	US$
2026	959
2027	855
2028	358
Total lease payments	2,172
Less: imputed interest	(140)
Present value of lease liabilities	2,032